
[AIM Logo appears                      Dear Shareholder:
          here]
                                       The Treasury TaxAdvantage Portfolio of Short-Term Investments Trust benefited from
                      [PHOTO of        stabilizing economic conditions during the year ended August 31, 1995.
                   Charles T. Bauer,    It was a year marked by contrast. Early in 1995, the Federal Reserve Board
       LETTER        Chairman of       completed a yearlong policy of tightening interest rates to defuse threatening
                    the Board of       inflationary pressures. Robust economic growth at the 5.1% annualized rate
       TO OUR         the Fund,        logged in the fourth quarter of 1994 was considered unsustainable by
                    APPEARS HERE]      most analysts.
 SHAREHOLDERS                           Following a noninflationary 2.7% annualized rate during 1995's first quarter, economic growth slowed during the second quarter to an annual rate of just 1.3%. In July, the Federal Reserve turned recession fighter and eased short-term interest rates by 0.25%.
                   At its August meeting, the Federal Reserve left rates unchanged. Federal Reserve vice chairman Alan Blinder recently told The Wall Street Journal, "The risk of recession now looks small."

                   YOUR INVESTMENT PORTFOLIO

                   We are pleased to note that in this changing environment, Treasury TaxAdvantage Portfolio continued its strict investment discipline, holding only direct obligations of the U.S. Treasury. It also maintained its AAAm-G credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The
                   AAAm-G rating is historical and is based on annual analysis of the portfolio's credit quality, composition, management, and weekly portfolio review.
                    When the Private Investment Class of Treasury TaxAdvantage Portfolio commenced operations on December 21, 1994, the Federal Reserve was pursuing a tight money policy. Portfolio managers maintained a relatively short weighted average maturity; during January, for example, the Fund's weighted average maturity averaged 30 days. As short-
                   term rates remained unchanged from February until the Federal Reserve lowered rates on July 6, managers gradually extended weighted average maturity, which was 52 days at the close of the fiscal year. This strategy helped the portfolio to produce a competitive monthly yield of 5.20% as of August 31, 1995, excluding a short-term capital gain distributed during August.

                   OUTLOOK FOR THE FUTURE

                   As the fiscal year ended, inflation seemed firmly under control. Economic signals were mixed, but generally encouraging. The Federal Reserve prepared a sanguine economic review in advance of its September 26 meeting, at which the central bank's board left the federal funds rate unchanged. Such a relatively optimistic outlook allows
                   Treasury TaxAdvantage Portfolio to maintain a long weighted average maturity that seeks to maximize available yield without sacrificing liquidity or exposing the Fund to additional net asset value risk. As with any money market fund, an investment in Treasury TaxAdvantage Portfolio is neither insured nor guaranteed by the U.S.
                   government, and there can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share. At the close of the fiscal year, yields on money market funds such as Treasury TaxAdvantage Portfolio remained relatively attractive compared to other short-term investments.
                    We are pleased to send you this report concerning your Fund. AIM is committed to customer service and an investment objective that seeks to maximize current income while preserving capital and maintaining liquidity. As ever, we are ready to respond to your comments and to any questions.
                   Please contact one of our representatives at 800-659-1005.

                   Respectfully submitted,

                   /s/ Charles T. Bauer

                   Charles T. Bauer
                   Chairman


SCHEDULE OF INVESTMENTS

August 31, 1995

                                    MATURITY      PAR         VALUE
U.S. TREASURY SECURITIES - 100.39%

U.S. TREASURY BILLS(a) - 94.61%

5.425%                              09/07/95 $  1,370,000 $  1,368,761
----------------------------------------------------------------------
5.58%                               09/07/95    5,470,000    5,464,913
----------------------------------------------------------------------
5.595%                              09/07/95    7,000,000    6,993,473
----------------------------------------------------------------------
5.745%                              09/07/95   17,870,000   17,852,889
----------------------------------------------------------------------
5.325%                              09/14/95    1,295,000    1,292,510
----------------------------------------------------------------------
5.40%                               09/14/95    7,100,000    7,086,155
----------------------------------------------------------------------
5.41%                               09/14/95    2,615,000    2,609,891
----------------------------------------------------------------------
5.455%                              09/14/95    3,300,000    3,293,499
----------------------------------------------------------------------
5.49%                               09/14/95    3,250,000    3,243,557
----------------------------------------------------------------------
5.375%                              09/21/95   12,640,000   12,602,256
----------------------------------------------------------------------
5.42%                               09/21/95      450,000      448,645
----------------------------------------------------------------------
5.63%                               09/21/95      710,000      707,780
----------------------------------------------------------------------
5.635%                              09/21/95   15,000,000   14,953,042
----------------------------------------------------------------------
5.64%                               09/21/95    3,655,000    3,643,548
----------------------------------------------------------------------
5.66%                               09/21/95    8,000,000    7,974,845
----------------------------------------------------------------------
5.69%                               09/21/95      200,000      199,368
----------------------------------------------------------------------
5.48%                               09/28/95   10,415,000   10,372,194
----------------------------------------------------------------------
5.41%                               10/05/95    2,555,000    2,541,945
----------------------------------------------------------------------
5.465%                              10/05/95   10,000,000    9,948,386
----------------------------------------------------------------------
5.50%                               10/05/95   25,000,000   24,870,140
----------------------------------------------------------------------
5.62%                               10/05/95    1,630,000    1,621,348
----------------------------------------------------------------------
5.37%                               10/12/95    4,400,000    4,373,090
----------------------------------------------------------------------
5.375%                              10/12/95   16,375,000   16,274,760
----------------------------------------------------------------------
5.38%                               10/12/95    4,100,000    4,074,878
----------------------------------------------------------------------
5.44%                               10/12/95    4,555,000    4,526,779
----------------------------------------------------------------------
5.475%                              10/12/95   11,965,000   11,890,393
----------------------------------------------------------------------
5.41%                               10/19/95   15,890,000   15,775,380
----------------------------------------------------------------------
5.425%                              10/19/95   15,245,000   15,134,727
----------------------------------------------------------------------
5.45%                               10/19/95    1,860,000    1,846,484
----------------------------------------------------------------------
5.49%                               10/19/95   15,000,000   14,890,200
----------------------------------------------------------------------


                                       MATURITY     PAR        VALUE
U.S. TREASURY SECURITIES--(continued)

U.S. TREASURY BILLS(a)-(CONTINUED)

5.43%                                  10/26/95 $12,315,000 $ 12,212,837
---------------------------------------------------------------------------
5.41%                                  11/02/95     710,000      703,385
---------------------------------------------------------------------------
5.415%                                 11/02/95   7,010,000    6,944,626
---------------------------------------------------------------------------
5.43%                                  11/02/95  12,000,000   11,887,780
---------------------------------------------------------------------------
5.415%                                 11/09/95   4,050,000    4,007,966
---------------------------------------------------------------------------
5.445%                                 11/09/95   1,520,000    1,504,137
---------------------------------------------------------------------------
5.47%                                  11/09/95  20,000,000   19,790,317
---------------------------------------------------------------------------
5.315%                                 11/16/95   2,115,000    2,091,269
---------------------------------------------------------------------------
5.37%                                  11/16/95   8,515,000    8,418,468
---------------------------------------------------------------------------
5.43%                                  11/16/95     295,000      291,618
---------------------------------------------------------------------------
5.45%                                  11/16/95  20,000,000   19,769,889
---------------------------------------------------------------------------
5.345%                                 11/24/95   2,480,000    2,449,070
---------------------------------------------------------------------------
5.35%                                  11/24/95   4,840,000    4,779,581
---------------------------------------------------------------------------
5.375%                                 11/24/95  12,000,000   11,849,500
---------------------------------------------------------------------------
5.41%                                  11/24/95   4,305,000    4,250,657
---------------------------------------------------------------------------
5.42%                                  11/24/95   7,200,000    7,108,944
---------------------------------------------------------------------------
5.33%                                  11/30/95   3,220,000    3,177,094
---------------------------------------------------------------------------
5.30%                                  12/14/95     265,000      260,943
---------------------------------------------------------------------------
5.31%                                  12/14/95  29,315,000   28,865,308
---------------------------------------------------------------------------
                                                             378,239,225
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 5.78%

5.125%                                 11/15/95  14,150,000   14,134,017
---------------------------------------------------------------------------
4.25%                                  11/30/95   9,000,000    8,969,328
---------------------------------------------------------------------------
                                                              23,103,345
---------------------------------------------------------------------------
   Total U.S. Treasury Securities                            401,342,570
---------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.39%(b)                           401,342,570(c)
---------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES --
     (0.39%)                                                  (1,543,472)
---------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                    $399,799,098
===========================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Percentage of Net Assets.
(c) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1995
ASSETS:
Investments, at value (amortized cost)                    $401,342,570
----------------------------------------------------------------------
Cash                                                             2,686
----------------------------------------------------------------------
Interest receivable                                            311,990
----------------------------------------------------------------------
Investment for deferred compensation plan                        6,131
----------------------------------------------------------------------
Other assets                                                     9,807
----------------------------------------------------------------------
  Total assets                                             401,673,184
----------------------------------------------------------------------

LIABILITIES:

Dividends payable                                            1,769,980
----------------------------------------------------------------------
Deferred compensation payable                                    6,131
----------------------------------------------------------------------
Accrued advisory fees                                           60,277
----------------------------------------------------------------------
Accrued transfer agent fees                                      2,385
----------------------------------------------------------------------
Accrued trustees' fees                                           1,075
----------------------------------------------------------------------
Accrued administrative services fees                             5,525
----------------------------------------------------------------------
Accrued distribution fees                                        1,179
----------------------------------------------------------------------
Accrued operating expenses                                      27,534
----------------------------------------------------------------------
  Total liabilities                                          1,874,086
----------------------------------------------------------------------

NET ASSETS                                                $399,799,098

======================================================================

NET ASSETS:

Institutional Class                                       $394,375,864
======================================================================
Private Investment Class                                  $  5,423,234
======================================================================

NET ASSET VALUE PER SHARE:

Shares outstanding, $.01 par value per share:
 Institutional Class                                       394,308,752
======================================================================
 Private Investment Class                                    5,422,315
======================================================================
Net asset value, offering and redemption price per share  $       1.00
======================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 1995
INVESTMENT INCOME:

Interest income                                       $21,243,050
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             713,549
------------------------------------------------------------------
Custodian fees                                             36,901
------------------------------------------------------------------
Administrative services fees                               42,823
------------------------------------------------------------------
Trustees' fees and expenses                                 7,599
------------------------------------------------------------------
Transfer agent fees                                        17,122
------------------------------------------------------------------
Printing expenses                                          29,481
------------------------------------------------------------------
Distribution fees                                          10,159
------------------------------------------------------------------
Other                                                      66,628
------------------------------------------------------------------
  Total expenses                                          924,262
------------------------------------------------------------------
Less expenses assumed by advisor                         (129,100)
==================================================================
  Net expenses                                            795,162
==================================================================
Net investment income                                  20,447,888
------------------------------------------------------------------
Net realized gain on sales of investments                  24,806
------------------------------------------------------------------
Net increase in net assets resulting from operations  $20,472,694
==================================================================



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1995 and 1994

                                                     1995          1994
                                                 ------------  ------------
OPERATIONS:

 Net investment income                           $ 20,447,888  $ 13,926,577
----------------------------------------------------------------------------
 Net realized gain on sales of investments             24,806        12,246
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                      20,472,694    13,938,823
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income                                (20,447,888)  (13,926,577)
----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investments                                 (12,244)           --
----------------------------------------------------------------------------
Share transactions-net                             (4,095,169)  (30,823,909)
----------------------------------------------------------------------------
  Net increase (decrease) in net assets            (4,082,607)  (30,811,663)
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                             403,881,705   434,693,368
----------------------------------------------------------------------------
  End of period                                  $399,799,098  $403,881,705
============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $399,731,067  $403,826,236
----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                         68,031        55,469
----------------------------------------------------------------------------
                                                 $399,799,098  $403,881,705
============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 1995

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to more than one class, e.g., advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                                                       RATE
----------------------------------------------------------------------
First $250 million                                               0.20%
----------------------------------------------------------------------
Over $250 million to $500 million                                0.15%
----------------------------------------------------------------------
Over $500 million                                                0.10%
----------------------------------------------------------------------

 The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the year ended August 31, 1995, the Private Investment Class paid $10,159 as compensation under the Plan.
 AIM will, if necessary, reduce its fee for any fiscal year to the extent required so that the amount of ordinary expenses of the Portfolio (excluding interest, taxes, brokerage commissions and extraordinary expenses) paid or incurred by the Portfolio for such fiscal year does not exceed the applicable expense limitations imposed by the state securities regulations in any state in which the Portfolio's shares are qualified for sale. During the year ended August 31, 1995, AIM voluntarily waived advisory fees of $117,100 and assumed expenses of $12,000.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1995, the Portfolio reimbursed AIM $42,823 for such services. During the year ended August 31, 1995, the Portfolio paid A I M Institutional Fund Services, Inc. ("AIFS") $10,913 for shareholder and transfer agency services. Effective July
1, 1995, AIFS became the exclusive transfer agent of the Portfolio.
 Certain officers and trustees of the Fund are officers and directors of AIM, FMC, and AIFS.
 The Portfolio paid legal fees of $471 for services rendered by Reid & Priest as counsel to the Board of Trustees. In September 1994, Kramer, Levin,
Naftalis, Kamin & Frankel was appointed as counsel to the Board of Trustees and the Portfolio paid legal fees of $2,654 for services rendered by that firm as counsel to the Board of Trustees. A trustee of the Trust was a member of the firm of Reid & Priest until September 1994, when he became a member of Kramer, Levin, Naftalis, Kamin & Frankel.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding for the years ended August 31, 1995 and 1994 were as follows:

                                      1995                             1994
                         -------------------------------  --------------------------------
                             SHARES          AMOUNT           SHARES           AMOUNT
                         --------------  ---------------  --------------  ----------------
Sold:
  Institutional Class     1,566,228,552  $ 1,566,228,552   1,529,572,244  $  1,529,572,244
------------------------------------------------------------------------------------------
  Private Investment
   Class*                    29,762,798       29,762,798              --                --
------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class           255,484          255,484          72,270            72,270
------------------------------------------------------------------------------------------
  Private Investment
   Class*                       211,779          211,779              --                --
------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (1,576,001,520)  (1,576,001,520) (1,560,468,423)   (1,560,468,423)
------------------------------------------------------------------------------------------
  Private Investment
   Class*                   (24,552,262)     (24,552,262)             --                --
==========================================================================================
Net increase (decrease)      (4,095,169) $    (4,095,169)    (30,823,909) $    (30,823,909)
==========================================================================================

* The Private Investment Class commenced operations on December 21, 1994.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share outstanding of the Treasury TaxAdvantage Portfolio Private Investment Class for the period December 21, 1994 (date operations commenced) through August 31, 1995.

                                                              AUGUST 31,
                                                                 1995
                                                              ----------
Net asset value, beginning of period                            $ 1.00
----------------------------------------------------            ------
Income from investment operations:
  Net investment income                                           0.04
----------------------------------------------------            ------
Less distributions:
  Dividends from net investment income                           (0.04)
----------------------------------------------------            ------
Net asset value, end of period                                  $ 1.00
====================================================            ======
Total return(a)                                                   5.32%
====================================================            ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,423
====================================================            ======
Ratio of expenses to average net assets                           0.45%(b)
====================================================            ======
Ratio of net investment income to average net assets              5.21%(b)
====================================================            ======

(a) Annualized.
(b) After waiver of advisory fee and expense reimbursements. Ratios are annualized and based on average net assets of $5,862,581. Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements were 0.77% and 4.89%, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury TaxAdvantage Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended and the period August 17, 1990 (date operations commenced) through August 31, 1990. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury TaxAdvantage Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, and the period August 17, 1990 (date operations commenced) through August 31, 1990 in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
October 6, 1995

                      This page intentionally left blank.

                        TRUSTEES

Charles T. Bauer                              John F. Kroeger
Bruce L. Crockett                            Lewis F. Pennock            SHORT-TERM
Owen Daly II                                  Ian W. Robinson            INVESTMENTS TRUST
Carl Frischling                                Louis S. Sklar            (STIT)
Robert H. Graham

                         OFFICERS

Charles T. Bauer                                     Chairman
Robert H. Graham                                    President
John J. Arthur                 Sr. Vice President & Treasurer
Gary T. Crum                               Sr. Vice President
Carol F. Relihan                   Vice President & Secretary
Melville B. Cox                                Vice President            Treasury
Karen Dunn Kelley                              Vice President            TaxAdvantage
J. Abbott Sprague                              Vice President            Portfolio
Dana R. Sutton           Vice President & Assistant Treasurer            ------------------------------------------------
P. Michelle Grace                         Assistant Secretary            Private                                   ANNUAL
Nancy L. Martin                           Assistant Secretary            Investment                                REPORT
Ofelia M. Mayo                            Assistant Secretary            Class
Kathleen J. Pflueger                      Assistant Secretary
Samuel D. Sirko                           Assistant Secretary
Stephen I. Winer                          Assistant Secretary
Mary J. Benson                            Assistant Secretary

                     INVESTMENT ADVISOR
                     A I M Advisors, Inc.
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 347-1919

                         DISTRIBUTOR
                   Fund Management Company
                11 Greenway Plaza, Suite 1919
                      Houston, TX 77046
                       (800) 659-1005

                          CUSTODIAN                                                                       AUGUST 31, 1995
                    The Bank of New York
                    110 Washington Street
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll
               1735 Market Street, 51st Floor
                Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO TRUSTEES
     Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                     919 Third  Avenue
                    New York, NY 10022

                      TRANSFER AGENT
          A I M Institutional Fund Services, Inc.
              11 Greenway Plaza, Suite 1919
                     Houston, TX 77046

                          AUDITORS
                   KPMG Peat Marwick LLP
                 700 NationsBank Building
                    Houston, TX 77002

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
to persons who have received a current Fund prospectus.                    Fund Management Company
